Revisions (Details) - Schedule of Consolidated Financial Statements - Vaso Corporation and Subsidaries [Member] $ in Thousands	Dec. 31, 2022 USD ($)
As Reported [Member]
Schedule of Consolidated Financial Statements [Line Items]
Accounts and other receivables	$ 15,524
Accrued commissions	3,720
Accumulated deficit	(39,029)
Adjustment [Member]
Schedule of Consolidated Financial Statements [Line Items]
Accounts and other receivables	(1,010)
Accrued commissions	(202)
Accumulated deficit	(808)
As Revised [Member]
Schedule of Consolidated Financial Statements [Line Items]
Accounts and other receivables	14,514
Accrued commissions	3,518
Accumulated deficit	$ (39,837)